Compensation and benefits (Tables)	6 Months Ended
Jun. 30, 2015
Compensation and benefits
in	6M15	6M14
Compensation and benefits (CHF million)
Salaries and variable compensation	4,973	5,082
Social security	456	461
Other [1]	436	454
Compensation and benefits [2]	5,865	5,997
1 Includes pension and other post-retirement expense of CHF 274 million and CHF 316 million in 6M15 and 6M14, respectively.
2 Includes severance and other compensation expense relating to headcount reductions of CHF 97 million and CHF 86 million in 6M15 and 6M14, respectively.